Provisions - Tax-related litigation (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020	Nov. 30, 2014	Dec. 31, 2010
Disclosure of provision matrix [line items]
PROVISIONS	€ 10,400,000,000	€ 10,852,000,000
Banco Santander (Brazil)
Disclosure of provision matrix [line items]
Tax legal obligations with probable loss risk	889,000,000
Estimated financial effect of contingent liabilities	3,632,000,000
Legal Case Relating to Questionable Deduction of Loan Losses In Income Tax Returns | Banco Santander (Brazil)
Disclosure of provision matrix [line items]
PROVISIONS	0
Legal Case Related to Infringement Notices Initiated by Tax Authorities Regarding Offsetting Tax Losses | Banco Santander (Brazil)
Disclosure of provision matrix [line items]
PROVISIONS	€ 0
Legal Case Appeal Relating To Deduction Of Expenses In Income Tax (IRPJ and CSLL) | Banco Santander (Brazil)
Disclosure of provision matrix [line items]
PROVISIONS				€ 0
Legal Case Relating to Tax Deductibility of Amortization of Goodwill Arising on Acquisition | Banco Santander (Brazil)
Disclosure of provision matrix [line items]
PROVISIONS			€ 0